Acquisitions, Divestitures and Exchanges, acquisitions (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Acquisitions, divestitures and exchanges
Federal Communications Commission deposit			$ 60,000
Total winning bid		$ 338,300
Airadigm Communications, Inc.
Acquisitions, divestitures and exchanges
Purchase price	$ 91,500
Description of acquired entity		In May 2014, U.S. Cellular entered into a License Purchase and Customer Recommendation Agreement with Airadigm Communications, Inc. (“Airadigm”), a wholly-owned subsidiary of TDS. In September 2014, pursuant to the License Purchase and Customer Recommendation Agreement, Airadigm transferred FCC spectrum licenses and certain tower assets in certain markets in Wisconsin, Iowa, Minnesota and Michigan, for $91.5 million in cash to U.S. Cellular. Since both parties to this transaction are controlled by TDS, upon closing, U.S. Cellular recorded the transferred assets at Airadigm’s net book value of $15.2 million. The difference between the consideration paid and the net book value of the transferred assets was recorded as a reduction of U.S. Cellular’s Retained earnings. In addition, a deferred tax asset was recorded for the difference between the consideration paid and the net book value of the transferred assets, which increased U.S. Cellular’s Additional paid-in capital.
Book value transferred assets	$ 15,200
TDS ownership percentage		100.00%
Auction 97
Acquisitions, divestitures and exchanges
Description of acquired entity		U.S. Cellular participated in Auction 97 indirectly through its limited partnership interest in Advantage Spectrum. Advantage Spectrum was the provisional winning bidder for 124 licenses for an aggregate winning bid of $338.3 million, after its expected designated entity discount of 25%. Advantage Spectrum’s bid amount, less the upfront payment of $60.0 million paid in 2014, was paid to the FCC in March 2015. These licenses have not yet been granted by the FCC. See Note 13 — Variable Interest Entities for additional information.
Federal Communications Commission deposit			$ 60,000
Licenses won		124
Total winning bid		$ 338,300
Designated entity auction discount		25.00%